Schedule I - Financial information of Parent Company - Statement of Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Balance	$ 86,164,684	$ 88,038,371	$ 75,541,436
Issuance of ordinary shares for the plan of stock options and restricted shares			520
Exercise of share options by employees	26,785	117,632	293,654
Exercise of share options by non-employees			175,200
Restricted shares issued			20
Share-based compensation	3,068,213	5,575,877	6,056,033
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Balance	$ 54,046,682	86,164,684	88,038,371
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 56,856,000	$ 56,386,606
Balance, shares	118,098,018	118,098,018	112,417,933
Issuance of ordinary shares for the plan of stock options and restricted shares			$ 520
Issuance of ordinary shares for the plan of stock options and restricted shares, shares			4,000,000
Exercise of share options by employees	$ 26,785	$ 117,632	$ 293,654
Exercise of share options by employees, shares			435,000
Exercise of share options by non-employees			$ 175,200
Exercise of share options by non-employees, shares			1,095,000
Restricted shares issued			$ 20
Restricted shares issued, shares			150,085
Share-based compensation
Balance			$ 56,856,000
Balance, shares	118,098,018	118,098,018	118,098,018
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 28,145,846
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation	$ 2,191,218	4,413,811	5,331,748
Balance			28,145,846
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		8,597,295
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation
Balance			8,597,295
Retained earnings (deficits) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		(5,560,770)	(28,043,186)
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation
Balance			(5,560,770)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	86,164,684	88,038,371	64,615,364
Issuance of ordinary shares for the plan of stock options and restricted shares			520
Exercise of share options by employees	26,785	117,632	293,654
Exercise of share options by non-employees			175,200
Restricted shares issued			20
Share-based compensation	782,196	2,382,934
Equity pick up from compensation of VIE's subsidiaries		2,030,877	3,812,733
Changes in controlling ownership interest		(382,665)	(1,393,508)
Foreign currency translation adjustment	2,400,548	(4,343,652)	(3,467,043)
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Balance	54,046,682	86,164,684	88,038,371
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 56,973,632	$ 56,856,000	$ 56,386,606
Balance, shares	118,098,018	118,098,018	112,417,933
Issuance of ordinary shares for the plan of stock options and restricted shares			$ 520
Issuance of ordinary shares for the plan of stock options and restricted shares, shares			4,000,000
Exercise of share options by employees	$ 26,785	$ 117,632	$ 293,654
Exercise of share options by employees, shares			435,000
Exercise of share options by non-employees			$ 175,200
Exercise of share options by non-employees, shares			1,095,000
Restricted shares issued			$ 20
Restricted shares issued, shares			150,085
Share-based compensation
Share-based compensation, shares
Equity pick up from compensation of VIE's subsidiaries
Changes in controlling ownership interest
Foreign currency translation adjustment
Net income (loss)
Balance	$ 57,000,417	$ 56,973,632	$ 56,856,000
Balance, shares	118,098,018	118,098,018	118,098,018
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	$ 32,176,992	$ 28,145,846	$ 24,207,606
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation	782,196	2,382,934
Equity pick up from compensation of VIE's subsidiaries	1,409,022	2,030,877	3,812,733
Changes in controlling ownership interest		(382,665)	(1,393,508)
Foreign currency translation adjustment
Net income (loss)
Balance	34,368,210	32,176,992	28,145,846
Parent Company [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	4,253,643	8,597,295	12,064,338
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation
Equity pick up from compensation of VIE's subsidiaries
Changes in controlling ownership interest
Foreign currency translation adjustment	2,400,548	(4,343,652)	(3,467,043)
Net income (loss)
Balance	6,654,191	4,253,643	8,597,295
Parent Company [Member] | Retained earnings (deficits) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(7,239,583)	(5,560,770)	(28,043,186)
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by employees
Exercise of share options by non-employees
Restricted shares issued
Share-based compensation
Equity pick up from compensation of VIE's subsidiaries
Changes in controlling ownership interest
Foreign currency translation adjustment
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Balance	$ (43,976,136)	$ (7,239,583)	$ (5,560,770)